Cover	Nov. 06, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2020
Entity Registrant Name	Preferred Apartment Communities, Inc.
Entity File Number	001-34995
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-1712193
Entity Address, Address Line One	3284 Northside Parkway NW, Suite 150,
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30327
City Area Code	(770)
Local Phone Number	818-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001481832
Amendment Flag	false
Trading Symbol	APTS
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Redeemable Preferred Stock, par value $0.01 per share
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrant to Purchase Common Stock, par value $0.01 per share
us-gaap_SeriesA1PreferredStockMember [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A1 Redeemable Preferred Stock, par value $0.01 per share
us-gaap_SeriesM1PreferredStock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series M1 Redeemable Preferred Stock, par value $0.01 per share
seriesMpreferredstock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series M Redeemable Preferred Stock, par value $0.01 per share